NET REVENUES - Schedule of Changes in Deferred Revenue (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
NET REVENUES
Balance at the beginning of the period	¥ 280,036,806	¥ 252,145,949
Cash received in advance, net of VAT	260,201,415	295,839,038
Acquisition of Youru and subsequent movement		(198,332)
Revenue recognized from opening balance of deferred revenue	(158,550,252)	(156,304,362)
Revenue recognized from deferred revenue arising during the year	(109,562,624)	(109,645,083)
Disposal of equity interests in subsidiaries for deconsolidation		(18,830)
Change of refund liabilities	(343,439)	(1,781,574)
Balance at the end of the period	¥ 271,781,906	¥ 280,036,806